Right-Of-Use Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Right Of Use Asset Roll Forward [Roll Forward]
Additions	$ 29.6
Depreciation	(32.5)
Write down of assets and lease terminations	(4.7)
Foreign exchange and other	0.2
Land rights	104.1
Right-of-use assets, derecognized	3.7
Land
Right Of Use Asset Roll Forward [Roll Forward]
Additions	0.0
Depreciation	(0.6)
Write down of assets and lease terminations	0.0
Foreign exchange and other	0.3
Land rights	7.0
Buildings
Right Of Use Asset Roll Forward [Roll Forward]
Additions	27.5
Depreciation	(31.6)
Write down of assets and lease terminations	(4.7)
Foreign exchange and other	0.0
Land rights	94.7
Other
Right Of Use Asset Roll Forward [Roll Forward]
Additions	2.1
Depreciation	(0.3)
Write down of assets and lease terminations	0.0
Foreign exchange and other	(0.1)
Land rights	2.4
Right-of-use assets
Right Of Use Asset Roll Forward [Roll Forward]
Right-of-use assets, derecognized	$ 1.0